SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
After tax profit	10.00%
Accumulative amount of reserve	50.00%
Retained earnings PRC subsidiaries under PRC GAAP
Aggregate retained deficit	$ 9,200,000
Cash and Cash Equivalents [Member]
Cash and cash equivalents	$ 602,235	$ 1,825,187